UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (95.7%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.6%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/42	A1	$1,000,000	$1,159,200

			1,159,200
Georgia (0.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/35	Aa3	1,000,000	1,223,020

			1,223,020
Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	500,000	578,905

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	450,000	499,581

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.50%, 10/1/40	Baa2	500,000	559,720

			1,638,206
Indiana (0.3%)

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/1/16) (Republic Svcs., Inc.), Ser. A, 0.85%, 5/1/34	A-2	625,000	625,000

			625,000
New Jersey (80.7%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	832,713

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,450,000	1,517,280

Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	285,450

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5.50%, 10/1/30	Aa2	1,290,000	1,798,879
Ser. 06, AMBAC, 5.25%, 12/15/20	Aa2	1,000,000	1,174,200
AMBAC, 5.00%, 12/15/23	Aa2	2,000,000	2,110,000

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5.00%, 3/1/19	AA+	1,500,000	1,654,380

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,605,520
Ser. B, AGM, zero %, 11/1/24	AA	6,000,000	5,044,080

Gloucester Cnty., Impt. Auth. Rev. Bonds
5.00%, 4/1/28 (Prerefunded 4/1/18)	Aa2	2,310,000	2,466,641
5.00%, 4/1/23 (Prerefunded 4/1/18)	Aa2	500,000	533,905

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5.375%, 10/1/21	AA	1,720,000	2,068,386

Middletown Twp., Board of Ed. G.O. Bonds, 5.00%, 8/1/27	AA	1,500,000	1,742,610

Millburn Twp., Board of Ed. G.O. Bonds, 5.35%, 7/15/17	Aaa	1,150,000	1,195,977

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A1	1,250,000	1,489,063

NJ State G.O. Bonds, 5.00%, 6/1/27 (Prerefunded 6/1/17)	A2	1,500,000	1,548,840

NJ State Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6.00%, 7/1/38	BBB/F	750,000	785,160
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,172,420
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB+	800,000	837,840
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	1,550,000	1,728,374
(Lions Gate), 5.25%, 1/1/44	BB-/P	200,000	218,234
(School Facs. Construction), Ser. AA, 5.25%, 12/15/33	A3	1,105,000	1,177,665
(School Facs. Construction), Ser. AA, U.S. Govt. Coll., 5.25%, 12/15/33 (Prerefunded 6/15/19)	AAA/P	395,000	443,139
Ser. WW, 5.25%, 6/15/32	A3	1,000,000	1,129,570
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	Baa3	750,000	866,250
(School Fac. Construction), Ser. Y, 5.00%, 9/1/33 (Prerefunded 9/1/18)	A3	500,000	541,400
(School Fac.), Ser. U, AGM, 5.00%, 9/1/32 (Prerefunded 9/1/17)	AA	1,000,000	1,042,380
(Seeing Eye, Inc.), 5.00%, 6/1/32	A	2,015,000	2,378,103
(NYNJ Link Borrower, LLC), AGM, 5.00%, 1/1/31	AA	1,150,000	1,363,141
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	579,415
(Motor Vehicle), Ser. A, NATL, 5.00%, 7/1/27	AA-	1,000,000	1,009,960
5.00%, 6/15/26	Baa1	2,000,000	2,247,780
(School Facs. Construction), Ser. NN, 5.00%, 3/1/25	A3	3,000,000	3,417,600
(Middlesex Wtr. Co., Inc.), Ser. A, 5.00%, 10/1/23	A+	1,500,000	1,822,830

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa3	1,000,000	1,080,540

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	3,909,115
Ser. B, 5.60%, 11/1/34	A1	500,000	554,880
Ser. D, 4.875%, 11/1/29	A1	700,000	770,399

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, U.S. Govt. Coll., 7.50%, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	591,225
(Kean U.), Ser. A, 5.50%, 9/1/36	A2	1,635,000	1,819,706
(Montclair State U.), Ser. J, 5.25%, 7/1/38 (Prerefunded 7/1/18)	A1	500,000	541,245
(Georgian Court U.), Ser. D, 5.25%, 7/1/27	Baa3	1,000,000	1,029,320
(Ramapo College of NJ), Ser. B, 5.00%, 7/1/37	A2	820,000	931,782
(Rider U.), Ser. A, 5.00%, 7/1/37	Baa2	500,000	552,100
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	500,000	610,660
(The College of NJ (The)), Ser. G, 5.00%, 7/1/30	A2	1,000,000	1,193,250
(College of NJ (The)), Ser. F, 5.00%, 7/1/29(FWC)	A2	500,000	621,800
(NJ City U.), Ser. E, AGC, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A3	1,000,000	1,077,970
(William Paterson U.), Ser. C, AGC, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A2	2,000,000	2,139,340
(Georgian Court U.), Ser. D, 5.00%, 7/1/27	Baa3	1,000,000	1,027,300
(College of NJ (The)), Ser. D, AGM, 5.00%, 7/1/26 (Prerefunded 7/1/18)	AA	375,000	402,893
(College of NJ (The)), Ser. D, AGM, U.S. Govt. Coll., 5.00%, 7/1/26 (Prerefunded 7/1/18)	AA	625,000	673,731
(College of NJ (The)), Ser. D, AGM, 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	560,000	601,653
(College of NJ (The)), Ser. D, AGM, U.S. Govt. Coll., 5.00%, 7/1/25 (Prerefunded 7/1/18)	AA	940,000	1,013,292
(Kean U.), Ser. A, 5.00%, 9/1/24	A2	1,500,000	1,664,370
(William Paterson U.), Ser. E, BAM, 5.00%, 7/1/23	AA	1,000,000	1,219,530
(Montclair State U.), Ser. D, 5.00%, 7/1/22	A1	1,000,000	1,201,740

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5.625%, 6/1/30	AA	1,750,000	1,955,275
Ser. 2, 5.00%, 12/1/26	Aa3	420,000	462,827
Ser. 1A, 5.00%, 12/1/22	Aa2	2,500,000	2,871,175
Ser. A, 5.00%, 6/1/18	AA	2,000,000	2,129,220

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6.75%, 7/1/19 (Escrowed to maturity)	AA	3,190,000	3,516,560
(St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	1,000,000	1,106,340
(AHS Hosp. Corp.), 6.00%, 7/1/41	AA-	2,500,000	2,992,775
(Chilton Memorial Hosp.), U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,271,820
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,596,630
(Barnabas Hlth.), Ser. A, 5.625%, 7/1/32	A3	2,000,000	2,364,760
(Hackensack U. Med. Ctr.), AGC, 5.25%, 1/1/31	AA	1,000,000	1,058,550
(Hackensack U. Med. Ctr.), 5.125%, 1/1/21	A+	1,215,000	1,283,818
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	591,850
(Hunterdon Med. Ctr.), 5.00%, 7/1/45	A-	1,000,000	1,158,370
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/44	A3	1,000,000	1,171,110
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	500,000	591,960
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	Baa2	1,000,000	1,212,570
(Robert Wood Johnson U. Hosp.), Ser. A, 5.00%, 7/1/39	A2	1,000,000	1,174,200
(Hackensack U. Med. Ctr.), 5.00%, 1/1/34	A+	750,000	823,418
(St. Lukes Warren Hosp.), 5.00%, 8/15/31	A3	1,000,000	1,153,580
(Hosp. Asset Transformation Program), Ser. A, 5.00%, 10/1/28	A3	775,000	820,919
(Hosp. Asset Transformation Program), Ser. A, U.S. Govt. Coll., 5.00%, 10/1/28 (Prerefunded 10/1/18)	AAA/P	225,000	244,647
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	AA-	500,000	537,095
(Holy Name Med. Ctr.), 5.00%, 7/1/25	Baa2	1,000,000	1,126,650
(Atlanticare Regl. Med. Ctr.), 5.00%, 7/1/24 (Prerefunded 7/1/17)	AAA/P	1,555,000	1,610,576
(Atlanticare Regl. Med. Ctr.), 5.00%, 7/1/23 (Prerefunded 7/1/17)	AAA/P	1,500,000	1,553,610

NJ State Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.60%, 7/1/43	A-1	2,665,000	2,665,000
(Compensation Program), Ser. A-4, 0.57%, 7/1/27	VMIG1	1,070,000	1,070,000

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6.375%, 10/1/28	AA	100,000	103,431
Ser. A, 4.20%, 11/1/32	AA-	945,000	1,011,556

NJ State Tpk. Auth. Rev. Bonds
Ser. E, 5.25%, 1/1/40	A+	2,000,000	2,200,680
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,232,840
Ser. E, 5.00%, 1/1/34	A+	1,250,000	1,528,550
Ser. A, 5.00%, 1/1/33	A+	1,000,000	1,223,430
Ser. F, 5.00%, 1/1/26	A+	565,000	687,978
Ser. A, 5.00%, 1/1/24	A+	1,000,000	1,210,460

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5.875%, 12/15/38	A3	1,350,000	1,466,681
(Trans. Program), Ser. AA, 5.25%, 6/15/41	A3	2,000,000	2,304,800
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	A3	1,000,000	1,122,060
(Trans. Syst.), Ser. D, 5.25%, 12/15/23	A3	2,000,000	2,353,520
(Trans. Syst.), Ser. A, 5.25%, 12/15/22	A3	1,000,000	1,167,600
(Trans. Syst.), Ser. A, AGM, AMBAC, 5.00%, 12/15/32	AA	2,500,000	2,624,375
(Trans. Syst.), Ser. A, AMBAC, 5.00%, 12/15/27	A3	1,000,000	1,046,090
(Trans. Syst.), Ser. A, zero %, 12/15/33	A3	5,000,000	2,459,250
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A3	2,400,000	1,857,600

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	754,413
zero %, 12/15/26	Aa3	1,000,000	777,060

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	2,000,000	2,274,740

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5.25%, 4/1/17	A2	1,130,000	1,158,894

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5.25%, 1/1/22	Aaa	2,000,000	2,426,520

Rutgers State U. Rev. Bonds
Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,246,220
Ser. F, 5.00%, 5/1/30 (Prerefunded 5/1/19)	Aa3	1,000,000	1,111,690

Rutgers State U. VRDN, Ser. A, 0.50%, 5/1/18	VMIG1	2,590,000	2,590,000

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5.00%, 12/1/23	Baa3	350,000	402,577

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,072,560

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B3	1,500,000	1,468,605
Ser. 1A, 4.75%, 6/1/34	B3	500,000	487,670
zero %, 6/1/41	A-	5,000,000	1,338,050

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,500,000	1,666,950

Woodbridge Twp., Board of Ed. G.O. Bonds, 4.50%, 7/15/26	A2	1,000,000	1,169,930

			162,719,111
New York (8.7%)

Metro. Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 11/15/37	AA-	1,500,000	1,847,640
Ser. C-1, 5.00%, 11/15/36	AA-	1,000,000	1,232,780

NY City, G.O. Bonds, Ser. C, 5.00%, 8/1/24	Aa2	2,445,000	2,733,803

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. E-1, 5.00%, 2/1/31	AAA	1,000,000	1,255,970

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	280,000	280,101
Ser. 93rd, 6.125%, 6/1/94	Aa3	5,000,000	6,533,948
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,220,370
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,234,590

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,169,420

			17,508,622
Pennsylvania (1.4%)

Allegheny Cnty., G.O. Bonds, Ser. C76, 5.00%, 11/1/41	AA-	1,000,000	1,214,910

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3.50%, 12/1/35	Ba2	700,000	651,462

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/28	A	750,000	919,643

			2,786,015
Puerto Rico (0.6%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	AA-	1,000,000	1,085,770

			1,085,770
Texas (1.8%)

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,000,000	2,433,960

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	1,000,000	1,214,210

			3,648,170
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BBB	450,000	452,286

			452,286
TOTAL INVESTMENTS

Total investments (cost $173,914,148)(b)			$192,845,400

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $201,591,542.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $173,838,176, resulting in gross unrealized appreciation and depreciation of $19,102,218 and $94,994, respectively, or net unrealized appreciation of $19,007,224.
(FWC)	Forward commitment, in part or in entirety.
	Debt obligations are considered secured unless otherwise indicated.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Prerefunded	13.1%
	Health care	12.9
	Transportation	12.3
	State debt	12.1
	Local debt	10.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.2%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$192,845,400	$—

Totals by level	$—	$192,845,400	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016